Lease Liability (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Lease Liability
Lease payments	$ 64,828	$ 129,191	$ 13,504	$ 123,098
Lease additional payments			$ 12,505